Employee Benefit Plans (Schedule of Information About Options Exercised) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Employee Benefit Plans [Abstract]
Number of options exercised	525	36,950
Total intrinsic value of options exercised	$ 1,302	$ 157,406
Cash received from options exercised		70,405
Tax deduction realized from options exercised	$ 520	$ 62,868